Expense Example, No Redemption {- Fidelity Asset Manager 30%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 30%	Nov. 28, 2020 USD ($)
Fidelity Advisor Asset Manager 30%: Class A
Expense Example, No Redemption:
1 Year	$ 655
3 Years	825
5 Years	1,009
10 Years	1,541
Fidelity Advisor Asset Manager 30%: Class M
Expense Example, No Redemption:
1 Year	457
3 Years	684
5 Years	930
10 Years	1,632
Fidelity Advisor Asset Manager 30%: Class C
Expense Example, No Redemption:
1 Year	163
3 Years	505
5 Years	871
10 Years	1,900
Fidelity Advisor Asset Manager 30%: Class I
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	750
Fidelity Advisor Asset Manager 30%: Class Z
Expense Example, No Redemption:
1 Year	52
3 Years	164
5 Years	285
10 Years	$ 640